SCHEDULE OF RECLASSIFICATION (Details) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Nov. 25, 2024	Dec. 31, 2023	Sep. 15, 2021	Apr. 30, 2020
Par value of common stock, per share	$ 0.0002	$ 0.0002	$ 0.0002	$ 0.0002	$ 0.00005	$ 0.0001
Shares authorized	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000	100,000,000
Shares issued	34,233,087	29,120,905		28,844,643
Shares outstanding	34,213,387	29,120,905		28,844,643
Treasury stock	19,700	0		2,500,000
Pre Reverse Split [Member]
Par value of common stock, per share				$ 0.00005
Shares authorized				200,000,000
Shares issued				115,378,570
Shares outstanding				115,378,570
Treasury stock				10,000,000
Post Reverse Split [Member]
Par value of common stock, per share				$ 0.0002
Shares authorized				200,000,000
Shares issued				28,844,643
Shares outstanding				28,844,643
Treasury stock				2,500,000